GENERAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended	12 Months Ended
	Nov. 18, 2025	Oct. 23, 2025	Aug. 07, 2025	Jun. 16, 2025	Mar. 28, 2025	Jan. 15, 2025	Jul. 15, 2024	Oct. 03, 2023	Jul. 26, 2022	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2023	Dec. 30, 2025	Nov. 17, 2025	Oct. 22, 2025	Aug. 06, 2025	Jun. 15, 2025	Jan. 14, 2025	Dec. 31, 2024	Sep. 16, 2024	Sep. 11, 2024	Jul. 14, 2024	Jul. 10, 2024	Jun. 30, 2024	Jun. 21, 2024	Mar. 31, 2024	Feb. 01, 2024	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Number of shares issued											83,194									793			1,818
Percentage of interests acquired additional																												2.00%
Percentage of holding interests					4.99%
Accumulated losses											$ 251,000
Short term loan																			$ 1,000
Issuance of shares and warrants					$ 7,000							$ 11,460
Reverse stock split	reverse split consolidated every 8 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	reverse split consolidated every 10.89958 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	reverse split consolidated every 7.0 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	reverse split consolidated every 4.1 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share		reverse split consolidated every 28.5 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	reverse split consolidated every 75 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of interests acquired additional								7.50%
Percentage of holding interests								51.90%
Convertible securities funding agreements [member]
IfrsStatementLineItems [Line Items]
Debt issued											42,800
Standby equity purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													10,505
Debt issued											100,000
Issuance of shares and warrants											150,000
Funding agreements [member]
IfrsStatementLineItems [Line Items]
Short term loan											$ 1,433
Lionheart [member] | Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination									97.58%
Remaining funds in trust account									$ 3,061
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of holding interests								51.90%		52.90%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																					55,789			1,494	117	1,251	234
Par value per share	$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.000000000000287	$ 0.000000000000041		$ 4.70250014886352	$ 0.165				$ 0.00000000012219451015625			$ 0.00000000000312817946	$ 0.000000000000287	$ 0.00000000000041	$ 0.00000000000001	$ 0.165				$ 0.0022
Minimum bid price	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Number of outstanding shares	1,050,000.00	1,400,000	1,000,000	1,000,000		1,163,000	597,000							8,400,000	15,500,000	9,000,000	4,000,000	33,155,000				44,800,000
Ordinary shares [member] | Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									1
Share price									$ 10.3624
Par value per share									$ 10.00